7. Prepayments and other current assets (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ZHEJIANG TIANLAN
Contracts costs incurred plus estimated earnings	548,026	198,706
Less: Progress billings	(424,397)	(98,957)
Cost and estimated earnings in excess of billings	123,629	99,749
ZHEJIANG JIAHUAN
Prepayments and other receivables	5,141	2,965
Deposits	3,185	4,267
Prepayments and other current assets	8,326	7,232